Stock Compensation (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Number of shares
Outstanding, beginning of year (in shares)	126,286	232,947	297,962
Granted (in shares)	0	0	0
Exercised (in shares)	0	0	0
Forfeited (in shares)	(29,805)	(106,661)	(65,015)
Outstanding, end of year (in shares)	96,481	126,286	232,947
Exercisable, end of year (in shares)	85,160	111,188	213,878
Weighted average exercise price
Outstanding, beginning of year (in dollars per share)	$ 23.21	$ 22.82	$ 21.61
Granted (in dollars per share)	$ 0	$ 0	$ 0
Exercised (in dollars per share)	$ 0	$ 0	$ 0
Forfeited (in dollars per share)	$ 25.75	$ 22.37	$ 17.26
Outstanding, end of year (in dollars per share)	$ 22.42	$ 23.21	$ 22.82
Exercisable, end of year (in dollars per share)	$ 22.82	$ 23.49	$ 22.9